As filed with the Securities and Exchange Commission on February 1, 2024

Securities Act File No. 333-253997

Investment Company Act File No. 811-23645

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

☑ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No.__
☑ Post-Effective Amendment No. 103
AND/OR
☑ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☑ Amendment No. 104

NEOS ETF TRUST

(Exact Name of Registrant as Specified in its Charter)

13 Riverside Ave

Westport, CT 06880

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 203.298.7300

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

Garrett Paolella

NEOS ETF Trust

13 Riverside Ave

Westport, CT 06880

Bibb L. Strench, Esq.
Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☑ On February 16, 2024 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☑ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Parts A, B and C filed in Post-Effective Amendment No. 35 to the Registration Statement of NEOS ETF Trust (formerly SHP ETF Trust) on behalf of NEOS Bitcoin High Income ETF and NEOS Bitcoin Quantitative Trend ETF as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on May 23, 2023 (Accession Number 0001839882-23-013358), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until February 16, 2024.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Westport, and State of Connecticut, on the 1st day of February 2024.

NEOS ETF Trust

By:	/s/ Garrett Paolella
Name:	Garrett Paolella
Title:	President, Principal Executive Officer, and Trustee

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Garrett Paolella	President, Principal Executive Officer, Trustee and Chairman	February 1, 2024
Garrett Paolella

/s/ Troy Cates	Trustee and Vice Chairman	February 1, 2024
Troy Cates

*	Trustee	February 1, 2024
Sharon Cheever

*	Trustee	February 1, 2024
Richard Keary

*	Trustee	February 1, 2024
John Jacobs

*	Trustee	February 1, 2024
Robert Sherry

/s/ Josh Hunter	Treasurer and Principal Financial Officer	February 1, 2024
Josh Hunter

*By:	/s/ Garrett Paolella
Garrett Paolella

* Attorney-in-Fact – Signed pursuant to a Power of Attorney dated February 1, 2022 for Ms. Sharon Cheever, Mr. John Jacobs, and Mr. Robert Sherry, and a Power of Attorney dated May 20, 2022 for Mr. Richard Keary, and filed with Registrant’s registration statement on Form N-1A dated May 24, 2022 and herein incorporated by reference.